Employee Benefit Plans Summary of All Employee Restricted Equity Award Activity (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Employee Restricted Equity Awards
Number of Shares
Beginning of year	7,725,227	9,051,564	9,918,575
Add (deduct):
Granted	1,870,660	2,489,976	3,542,984
Vested	(2,422,700)	(3,682,644)	(4,228,673)
Forfeited	(221,814)	(133,669)	(181,322)
End of year	6,951,373	7,725,227	9,051,564
Weighted Average Grant Date Fair Value
Beginning of year	$ 23.37	$ 21.27	$ 20.13
Granted	31.54	25.20	19.32
Vested	21.50	19.53	16.99
Forfeited	24.64	21.63	20.75
End of year	$ 26.18	$ 23.37	$ 21.27
Unrecognized compensation cost related to unvested equity awards	$ 86.4
Period of recognition of compensation expense related to unvested equity awards	2 years 1 month
Employee Stock Option
Weighted Average Grant Date Fair Value
Unrecognized compensation cost related to unvested equity awards	$ 1.6	$ 2.9
Period of recognition of compensation expense related to unvested equity awards	1 year 4 months 10 days	1 year 8 months 20 days
Performance Shares | Employee Restricted Equity Awards
Weighted Average Grant Date Fair Value
Target shares	1,892,924